Debt (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt
Total debt excluding senior securities issued	SEK 2,317	SEK 3,756
Total senior securities issued	222,516	249,192
Total debt outstanding	224,833	252,948
SKR
Debt
Total debt outstanding	1,116	1,594
USD
Debt
Total debt outstanding	119,112	140,749
JPY
Debt
Total debt outstanding	32,988	34,659
EUR
Debt
Total debt outstanding	29,191	28,810
Other currency
Debt
Total debt outstanding	42,426	47,137
Exchange-rate related contracts
Debt
Total senior securities issued	33,016	42,052
Total debt outstanding	33,016	42,052
Interest rate related contracts
Debt
Total debt excluding senior securities issued	2,317	3,756
Total senior securities issued	188,607	183,090
Total debt outstanding	190,924	186,846
Equity related contracts
Debt
Total senior securities issued	779	23,906
Total debt outstanding	779	23,906
Contracts related to raw materials, credit risk etc
Debt
Total senior securities issued	114	144
Total debt outstanding	SEK 114	SEK 144